Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest and Similar Income (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 144,690	R$ 161,495	R$ 147,789
Held-to-maturity financial assets [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	2,896	3,788	3,758
Central Bank compulsory deposits [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	7,201	6,920	5,748
Interbank deposits [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	744	677	1,628
Securities purchased under agreements to resell [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	25,712	34,162	27,572
Held-for-trading financial assets [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	22,944	23,669	19,826
Available-for-sale financial assets [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	8,886	11,160	8,979
Loan and lease operations [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	75,584	80,118	79,392
Other financial asset [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 723	R$ 1,001	R$ 886